Commitments and Contingencies (Details)			2 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jul. 11, 2016	Apr. 15, 2015 USD ($)	Apr. 20, 2017	Feb. 21, 2017	Dec. 31, 2017 USD ($) $ / pure	Sep. 30, 2011	Dec. 31, 2017 USD ($) $ / pure shares tonne	Dec. 31, 2016 USD ($)	Dec. 31, 2014
Disclosure of contingent liabilities [line items]
Number of shares issuable upon conversion of convertible debenture (shares) | shares							363,854
Provisions					$ 65,400,000		$ 65,400,000	$ 55,600,000
Minimum finance lease payments payable, at present value					$ 7,559,000		$ 7,559,000	$ 7,101,000
Applicable tax rate (percent)							26.00%	26.00%
Royalty expense							$ 24,510,000	$ 31,608,000
Credit Facility [member]
Disclosure of contingent liabilities [line items]
Line of credit, maximum borrowing capacity		$ 300,000,000
Credit facility term		4 years
Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate	54.00%		41.00%	43.00%
Adjustments for decrease (increase) in inventories, fully diluted					40.00%
Calcatreu project [member] | Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Net smelter returns royalty (percent)							1.25%
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)							100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)					650		650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)							5.00%
Agreements to sell future silver production, price per ounce (in USD per ounce)					450		450
Agreements to sell future gold production, price per ounce (in USD per ounce)					450		450
Pico Machay project [member] | Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Net smelter returns royalty (percent)							1.00%
Dolores mine [member]
Disclosure of contingent liabilities [line items]
Net smelter return royalties, silver production (percent)							2.00%
Net smelter return royalties, gold production (percent)							3.25%
MEXICO
Disclosure of contingent liabilities [line items]
Applicable tax rate (percent)									30.00%
Withholding tax on dividends paid to non-resident shareholders (percent)									10.00%
Extraordinary mining duty (percent)									0.50%
Special mining duty (percent)									7.50%
PERU | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Royalty on operating profit (percent)							1.00%
Former royalties on net sales (percent)						1.00%
Former operating profit special tax rate (percent)						2.00%
Special contribution on operating profit (percent)							4.00%
PERU | Top of range [member]
Disclosure of contingent liabilities [line items]
Royalty on operating profit (percent)							12.00%
Former royalties on net sales (percent)						3.00%
Former operating profit special tax rate (percent)						8.40%
Special contribution on operating profit (percent)							13.12%
PERU | up to $60 million [member] | Huaron and Morococha Mines [member]
Disclosure of contingent liabilities [line items]
Royalty on sales (percent)							1.00%
Sales thresholds for royalty rates							$ 60,000,000
PERU | $60 million to $120 million [member] | Huaron and Morococha Mines [member]
Disclosure of contingent liabilities [line items]
Royalty on sales (percent)							2.00%
PERU | $60 million to $120 million [member] | Bottom of range [member] | Huaron and Morococha Mines [member]
Disclosure of contingent liabilities [line items]
Sales thresholds for royalty rates							$ 60,000,000
PERU | $60 million to $120 million [member] | Top of range [member] | Huaron and Morococha Mines [member]
Disclosure of contingent liabilities [line items]
Sales thresholds for royalty rates							$ 120,000,000
PERU | greater than $120 million [member] | Huaron and Morococha Mines [member]
Disclosure of contingent liabilities [line items]
Royalty on sales (percent)							3.00%
Sales thresholds for royalty rates							$ 120,000,000
ARGENTINA
Disclosure of contingent liabilities [line items]
Provincial royalty on operating income (percent)							3.00%
Province of Santa Cruz [Member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Royalty on operating cash flow (percent)							3.00%
BOLIVIA | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty on gross metal value of sales (before smelting and refining deductions), silver (percent)							6.00%
Barrick Gold Corp. [member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Net smelter returns royalty (percent)							0.50%
Royalty expense per metric tonne (in USD per unit)							$ 0.60
Production cap for royalty charge (tonnes) | tonne							1,000,000
COMIBOL [member] | BOLIVIA | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Participation fee, as percentage of operation's cash flow (percent)							37.50%
Decrease in participation fee, as percentage of operation's cash flows							75.00%
Royalty expense							$ 8,474,000	14,341,000
EMUSA [member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 900,000	1,000,000
Net smelter return royalties, silver production (percent)							2.00%
Minimum average price per ounce of silver to trigger royalty (in USD per ounce)							$ 9.00
Bolivian Government [Member] | BOLIVIA | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty on gross metal value of sales (before smelting and refining deductions), zinc and copper (percent)							5.00%
Royalty expense							$ 5,000,000	5,600,000
Royal Gold Inc. [member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 5,500,000	$ 5,300,000